State Street Income Fund Annual Fund Operating Expenses - State Street Income Fund - State Street Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.21%